     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 25, 2003

                           REGISTRATION NOS. 33-75926
                    INVESTMENT COMPANY ACT FILE NO. 811-8384


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                      POST-EFFECTIVE AMENDMENT NO. 28 [X]


                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                              AMENDMENT NO. 30 [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                RBC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES WITH ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 442-3688

                                  CURTIS BARNES
                               BISYS FUND SERVICES
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:
          JOSEPH R. FLEMING, ESQ.                LAURA MORET, ESQ.
                 DECHERT                   VOYAGEUR ASSET MANAGEMENT INC.
          200 CLARENDON STREET                      905 7TH ST.
               27TH FLOOR                           SUITE 4300
         BOSTON, MA 02116-5021                MINNEAPOLIS, MN 55402

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:


      [X]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
      [ ]   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
      [ ]   ON [date] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
      [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
      [ ]   ON [     ], 2003 PURSUANT TO PARAGRAPH (b)


                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:


     The Prospectuses and Statements of Additional Information describing the Funds included in Post-Effective Amendment No. 27 as filed pursuant to Rule 485(b) on June 27, 2003 are incorporated by reference herein.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

EXHIBIT DESCRIPTION


  (a)(1)--Articles of Incorporation of Registrant(1)
  (a)(2)--Articles Supplementary dated March 27, 1997(7)
  (a)(3)--Articles of Amendment dated October 21, 1996(6)
  (a)(4)--Form of Articles Supplementary dated January 29, 1997(6)
  (a)(5)--Form of Articles Supplementary dated January 28, 1998(9)
  (a)(6)--Form of Articles Supplementary(11)
  (a)(7)--Articles Supplementary dated May 5, 1999 - (12)

  (b)--ByLaws of Registrant (2)

  (c)--Not applicable

  (d)(1)--Form of Master Investment Advisory Contract - Government Income
          Fund(16)
  (d)(2)--Form of Investment Advisory Contract Supplement - Large Cap Equity Fund(16)
  (d)(3)--Form of Investment Advisory Contract Supplement - Mid Cap Equity Fund(16)
  (d)(4)--Form of Investment Advisory Contract Supplement - Small Cap Equity Fund(16)
  (d)(5)--Form of Investment Advisory Contract Supplement - Quality Income Fund(16)
  (d)(6)--Form of Investment Advisory Contract Supplement - Government Income Fund(16)
  (d)(7)--Form of Investment Advisory Contract Supplement - North Carolina Tax Free Fund(16)

  (e)(1)--Form of Distribution Contract(6)
  (e)(2)--Form of Dealer and Selling Group Agreement(9)

  (f)--Not applicable

  (g)(1)--Form of Custody Agreement with Wells Fargo(16)
  (g)(2)--Form of Foreign Custody Agreement with Wells Fargo(16)

  (h)(1)(i)--Form of Administration Agreement(6)
  (h)(1)(ii)--Amendment to Administration Agreement - (12)
  (h)(2)(i)--Form of Transfer Agency Agreement(6)
  (h)(2)(ii)--Amendment to Transfer Agency Agreement - (12)
  (h)(2)(iii)--Amendment to Transfer Agency Agreement dated July 24, 2002(15)
  (h)(3)--Form of Sub-Transfer Agency Agreement(7)
  (h)(4)(i)--Form of Fund Accounting Agreement(6)
  (h)(4)(ii)--Amendment to Fund Accounting Agreement - (12)
  (h)(5)--Form of Services Agreement(7)
  (h)(6)--Form of Joint Marketing Agreement - (14)


  (i)--Opinion of Counsel - (filed herewith)

  (j)(1)--Consent of Independent Auditors - (17)

  (j)(2)--Powers of Attorney(8)
  (j)(3)--Powers of Attorney(14)

  (k)--Not Applicable

  (l)--Purchase Agreement(3)

  (m)(1)--Form of Master Distribution Plan(4)
  (m)(2)--Form of Distribution Plan Supplement(3)
  (m)(3)--Form of Distribution Plan Supplement - Southeast Equity Fund(6)
  (m)(4)--Form of Distribution Plan Supplement(9)
  (m)(5)--Form of Distribution Plan Supplement - Corporate Bond Fund(10)
  (m)(6)--Forms of Distribution Plan Supplements - Money Market Fund(11)
  (m)(7)--Form of Shareholders Services Plan(10)

    (m)(8)--Form of Shareholder Services Agreement(10)
    (m)(9)--Form of Mutual Fund Service Agreement with PFPC(13)
    (n)--Form of Amended Plan Pursuant to Rule 18f-3(9)
    (p)(1)--Code of Ethics of the Registrant filed herewith
    (p)(2)--Code of Ethics of the Distributor(13)
    (p)(3)--Code of Ethics of Voyageur Asset Management(16)

----------------

    1. Filed as part of Post-Effective No. 4 to Registrant's Registration Statement on June 14, 1996.

    2. Filed as part of Registrant's initial Registration Statement on March 1, 1994.

    3. Filed as part of Post-Effective No. 2 to Registrant's Registration Statement on June 30, 1995.

    4. Filed as part of Post-Effective Amendment No. 1 to Registrant's Registration Statement on April 14, 1994.

    5. Filed as part of Post-Effective No. 1 to Registrant's Registration Statement on November 30, 1994.

    6. Filed as part of Post-Effective No. 6 to Registrant's Registration Statement on January 15, 1997.

    7. Filed as part of Post-Effective Amendment No. 7 to Registrant's Registration Statement on March 27, 1997 and incorporated by reference herein.

    8. Filed as part of Post-Effective No. 8 to Registrant's Registration statement on August 28, 1997 and incorporated by reference herein.

    9. Filed as part of Post-Effective Amendment No. 10 to Registrant's Registration Statement on February 13, 1998 and incorporated by reference herein.

    10. Filed as part of Post-Effective Amendment No. 12 to Registrant's Registration Statement on June 1, 1998 and incorporated by reference herein.


    11. Filed as part of Post-Effective Amendment No. 16 to Registrant's Registration Statement on February 8, 1999 and incorporated herein by reference.

    12. Filed as part of Post-Effective Amendment No. 19 to Registrant's Registration Statement and incorporated by reference herein.

    13. Filed as part of Post-Effective Amendment No. 21 to the Registrant's Registration Statement and incorporated herein by reference.

    14. Filed as part of Post-Effective Amendment No. 22 to the Registrant's Registration Statement and incorporated herein by reference.

    15. Filed as part of Post-Effective Amendment No. 25 to the Registrant's Registration Statement and incorporated herein by reference.

    16. Filed as part of Post-Effective Amendment No. 26 to the Registrant's Registration Statement and incorporated herein by reference.


    17. Filed as part of Post-Effective Amendment No. 27 to the Registrant's Registration Statement and incorporated herein by reference.


24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

25. INDEMNIFICATION

     Reference is made to Article VII of Registrant's Articles of Incorporation.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940 and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act of 1940 and will be governed by the final adjudication of such issues.

26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Voyageur Asset Management Inc. ("Voyageur") the investment adviser to RBC Funds, Inc., is a registered investment adviser. The business and other connections of Voyageur are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Voyageur as currently filed with the SEC which is incorporated by reference herein.

27. PRINCIPAL UNDERWRITERS

    (a) Centura Funds Distributor, Inc., 3435 Stelzer Road, Columbus, OH 43219 acts as distributor for no other registered investment company.

    (b) Officers and Directors


                                    PRINCIPAL POSITIONS          POSITIONS AND
NAME AND                               AND OFFICES               OFFICES WITH
BUSINESS ADDRESS                    WITH UNDERWRITER              REGISTRANT


Lynn J. Mangum                      Director                          None
150 Clove Road
Little Falls, NJ 07424

Kevin J. Dell                                                         None
150 Clove Road                      Secretary
Little Falls, NJ 07424

Walter B. Grimm*                    Supervising Principal             President

                                 PRINCIPAL POSITIONS               POSITIONS AND
NAME AND                            AND OFFICES                    OFFICES WITH
BUSINESS ADDRESS                 WITH UNDERWRITER                   REGISTRANT

Dennis Sheehan                   Director/Treasurer                    None
150 Clove Road
Little Falls, NJ 07424

William Tomko*                   President                             None

Edward S. Forman                 Assistant Secretary                   None
150 Clove Road
Little Falls, NJ 07424

Olusegun T. Lowal                Financial Operations Officer          None
150 Clove Road
Little Falls, NJ 07424

Charles Booth*                   Executive Representative
                                 Vice President
* 3435 Stelzer Road
  Columbus, Ohio 43219

      (c)  None


28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, and the Rules thereunder will be kept by the Registrant at:

     (1) Wells Fargo Bank, 801 Nicollet Mall, Suite 700, Minneapolis, MN 55479 (records relating to its functions as Custodian); and

     (2) Voyageur Asset Management Inc., 905 7th Street, Suite 4300 Minneapolis, MN 55402, Raleigh, N.C. 27604 (records relating to its function as investment adviser); and

     (3) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio (records relating to the administrator, fund accountant and transfer agency); and

     (4) Centura Funds Distributors, Inc. 3435 Stelzer Road, Columbus, OH 43219 (records relating to the Distributor).

29.  MANAGEMENT SERVICES

      Not applicable.


30.  UNDERTAKINGS

      (a) Not applicable.

      (b) Not applicable.

      (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest annual report and semi-annual report to shareholders upon request and without charge.

      (d) If requested to do so by holders of at least 10% of Registrant's outstanding shares, a meeting of shareholders will be called for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus within the State of Ohio on the 25th day of July, 2003.



                                RBC FUNDS, INC.


                            By /s/ JENNIFER LAMMERS

                          Jennifer Lammers, President




Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the 25th day of July, 2003.



/s/ Jennifer Lammers            President
--------------------------
    JEnnifer Lammers


/s/ Christopher Tomas           Treasurer and Principal Financial Officer
--------------------------
    Christopher Tomas


/s/ Leslie H. Garner, Jr.*      Director and Chairman of the Board of Directors
--------------------------
    Leslie Garner

/s/ James H. Speed, Jr.*        Director
--------------------------
    James H. Speed, Jr.

/s/ J. Franklin Martin*         Director
--------------------------
    J. Franklin Martin

/s/ Lucy Hancock Bode*          Director
--------------------------
    Lucy Hancock Bode

/s/ R. William Shauman*
--------------------------      Director
    R. William Shauman

*By: /s/ Olivia Adler
--------------------------
     Olivia Adler
     Attorney-in-Fact

                                 EXHIBIT INDEX


Exhibit No.              Name of Exhibit
-----------              ---------------
   (j)(1)                Opinion of Counsel